ACCOUNTS PAYABLE, NON-CURRENT (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other payables [abstract]
Aircraft and engine maintenance	$ 467,923	$ 483,795
Provision for vacations and bonuses	15,357	14,725
Other sundry liabilities	376	312
Total accounts payable, non-current	$ 483,656	$ 498,832